OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 20, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Gain (Loss) on Disposition of Assets [Abstract]
Proceeds from Divestiture of Businesses		$ 0	$ 50	$ 0
Net gain on Divestiture of Business		0	43	0
Goodwill adjustment related to divestiture of business			(13)
Advertising Expense
Advertising costs expensed as incurred		49	54	66
Cash and Cash Equivalents
Short-term Investments		0	0
Cash and cash equivalents		1,329	1,590	1,053
Restricted Cash		3	3	3
Cash, cash equivalents and restricted cash		1,332	1,593	1,056	$ 1,490
Goodwill and Intangible Assets
Goodwill impairment		0	0	0
Impairment of indefinite-lived intangible assets		6	0	0
Long -Lived Assets
Impairment of Long-Lived Assets		19	277	0
Variable Interest Entity
Assets		11,846	10,763
Fair Value Disclosures
Equity Method Investments		0	0
Carrying Value of Senior Notes		3,345	2,735
Employee Compensation and Benefits
Employee compensation and benefits accrued		116	120
Share-based Payment Arrangement, Noncash Expense [Abstract]
Share-based compensation expense		130	112	126
Foreign Currency Translation
Foreign currency translation net gain (Ioss)		4	2	$ (6)
In-Process R&D		0	10
Senior Notes
Fair Value Disclosures
Carrying Value of Senior Notes		$ 3,326	$ 2,135
Accounts Receivable
Accounts Receivable
Percent of Accounts receivable from a single customer		No single customer accounted for more than 10 percent of accounts receivable	No single customer accounted for more than 10 percent of accounts receivable
Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Notes
Foreign Currency Translation
Long-term Debt, Fair Value		$ 3,083	$ 1,747
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity
Assets		79	82
Non-US
Cash and Cash Equivalents
Cash and cash equivalents		$ 1,313
Resolution Bioscience, Inc.
Gain (Loss) on Disposition of Assets [Abstract]
Net gain on Divestiture of Business			43
Long -Lived Assets
Long lived assets held for sale Impairment			$ 270
BIOVECTRA
Foreign Currency Translation
Purchase price for acquisition	$ 915
Minimum
Goodwill and Intangible Assets
Finite Lived Intangible Assets Useful Life		2 years
Minimum | Machinery and Equipment
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Minimum | Software Development
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Maximum
Goodwill and Intangible Assets
Finite Lived Intangible Assets Useful Life		15 years
Maximum | Machinery and Equipment
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		10 years
Maximum | Software Development
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		5 years